TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities
TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

15. TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

New Residential is party to a Management Agreement with its Manager which provides for automatically renewing one-year terms subject to certain termination rights. The Manager’s performance is reviewed annually and the Management Agreement may be terminated by New Residential by payment of a termination fee, as defined in the Management Agreement, equal to the amount of management fees earned by the Manager during the twelve consecutive calendar months immediately preceding the termination, upon the affirmative vote of at least two-thirds of the independent directors, or by a majority vote of the holders of common stock. Pursuant to the Management Agreement, the Manager, under the supervision of New Residential’s board of directors, formulates investment strategies, arranges for the acquisition of assets and associated financing, monitors the performance of New Residential’s assets and provides certain advisory, administrative and managerial services in connection with the operations of New Residential.

Effective May 15, 2013, the Manager is entitled to receive a management fee in an amount equal to 1.5% per annum of New Residential’s gross equity calculated and payable monthly in arrears in cash. Gross equity is generally the equity transferred by Newcastle on the distribution date, plus total net proceeds from stock offerings, plus certain capital contributions to subsidiaries, less capital distributions and repurchases of common stock.

In addition, effective May 15, 2013, the Manager is entitled to receive annual incentive compensation in an amount equal to the product of (A) 25% of the dollar amount by which (1) (a) New Residential’s Funds from Operations before the incentive compensation per share of common stock, excluding Funds from Operations from investments in equity method investees that are invested in consumer loans as of the date hereof (the Consumer Loan Companies) and any unrealized gains or losses from mark-to-market valuation changes on Excess MSRs and on equity method investees invested in Excess MSRs, per REIT Share (as defined in the Management Agreement, based on the weighted average number of REIT Shares outstanding), plus (b) earnings (or losses) from the Consumer Loan Companies computed on a level-yield basis (such that the loans are treated as if they qualified as loans acquired with a discount for credit quality as set forth in ASC 310-30, as such codification was in effect on June 30, 2013) as if the Consumer Loan Companies had been acquired at their GAAP basis on May 15, 2013, earnings (or losses) from equity method investees invested in Excess MSRs as if such equity method investees had not made a fair value election, and gains (or losses) from debt restructuring and gains (or losses) from sales of property and other assets per share of common stock, exceed (2) an amount equal to (a) the weighted average of the book value per share of the equity transferred by Newcastle on the date of the spin-off and the prices per share of New Residential’s common stock in any offerings (adjusted for prior capital dividends or capital distributions) multiplied by (b) a simple interest rate of 10% per annum, multiplied by (B) the weighted average number of shares of common stock outstanding. “Funds from Operations” means net income (computed in accordance with GAAP), excluding gains (or losses) from debt restructuring and gains (or losses) from sales of property, plus depreciation on real estate assets, and after adjustments for unconsolidated partnerships and joint ventures. Funds from operations will be computed on an unconsolidated basis. The computation of funds from operations may be adjusted at the direction of New Residential’s independent directors based on changes in, or certain applications of, GAAP. Funds from operations is determined from the date of the spin-off and without regard to Newcastle’s prior performance.

In addition to the management fee and incentive compensation, New Residential is responsible for reimbursing the Manager for certain expenses paid by the Manager on behalf of New Residential.

Due to affiliate is comprised of the following amounts:

	December 31,
	2013	2012
Management fees	$1,495	$3,392
Incentive compensation	16,847	—
Expense reimbursements and other	827	—
Purchase price payable	—	1,744

Total	$19,169	$5,136

Affiliate expenses and fees were comprised of:

	Year Ended December 31,
	2013	2012
Management fees	$15,343	$3,353
Incentive compensation	16,847	—
Expense reimbursements(A)	500	—

Total	$32,690	$3,353

(A)	Included in General and Administrative Expenses in the Consolidated Statements of Income.

On June 27, 2013, New Residential purchased Agency ARM RMBS with an aggregate face amount of approximately $22.7 million from Newcastle for approximately $1.2 million, net of related financing. New Residential purchased the securities on the same terms as they were purchased by Newcastle and paid the $1.2 million to Newcastle during the third quarter of 2013.

See Notes 2, 4, 5, 6, 7, 8, 11, 14 and 18 for a discussion of transactions with Nationstar. As of December 31, 2013, a total face amount of $848.6 million of New Residential’s Non-Agency portfolio was serviced by Nationstar. The total UPB of the loans underlying these Nationstar serviced Non-Agency RMBS was approximately $17.1 billion as of December 31, 2013.

See Notes 9 and 18 for a discussion of a transaction with Springleaf.

9. TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

New Residential intends to enter into a Management Agreement with the Manager, an affiliate of Fortress. Pursuant to the Management Agreement, the Manager, under the supervision of New Residential’s board of directors, will formulate investment strategies, will arrange for the acquisition of assets and the associated financing, will monitor the performance of New Residential’s assets and will provide certain advisory, administrative and managerial services in connection with the operations of New Residential. For performing these services, the Manager is expected to receive from New Residential a management fee and incentive compensation, as defined in the Management Agreement. In addition to the management fee and incentive compensation, New Residential is also expected to be responsible for reimbursing the Manager for certain expenses paid by the Manager on behalf of New Residential.

Prior to entering into a Management Agreement with FIG LLC, management fees are allocated by and due to Newcastle based on the equity used in funding the acquisition of Excess MSRs and real estate securities. The management fees are equal to 1.5% of the gross equity, as defined in the Management Agreement between Newcastle and FIG LLC.

Due to Newcastle is comprised of the following amounts due to Newcastle as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Management fees payable to Newcastle	$3,392	$39
Reimbursable expenses payable to Newcastle	1,744	119

	$5,136	$158

See Notes 1, 4 and 11 for a discussion of transactions with Nationstar. As of December 31, 2012, New Residential held on its balance sheet a total face amount of $433.5 million of Non-Agency RMBS serviced by Nationstar. The total UPB of the loans underlying these Nationstar serviced Non-Agency RMBS was approximately $5.7 billion as of December 31, 2012.